Employee Benefit Plans (Stock Options Outstanding And Exercisable) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	289,544
Aggregate Intrinsic Value	$ 491
No. of Options Currently Exercisable	183,584
Aggregate Intrinsic Value of Options Currently Exercisable	252
Ranges Of Exercise Prices 26.62 - 33.90 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	165,168
Weighted-Average Exercise Price	$ 31.87
Weighted Average Remaining Contractual Life, Outstanding	40 months
Aggregate Intrinsic Value	491
No. of Options Currently Exercisable	114,584
Weighted-Average Exercise Price of Options Currently Exercisable	$ 32.65
Weighted Average Remaining Contractual Life, Exercisable	23 months
Aggregate Intrinsic Value of Options Currently Exercisable	$ 252
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 26.62
Ranges Of Exercise Prices 26.62 - 33.90 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 33.90
Ranges Of Exercise Prices 35.09 - 40.88 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of Options Outstanding	124,376
Weighted-Average Exercise Price	$ 37.70
Weighted Average Remaining Contractual Life, Outstanding	62 months
No. of Options Currently Exercisable	69,000
Weighted-Average Exercise Price of Options Currently Exercisable	$ 38.11
Weighted Average Remaining Contractual Life, Exercisable	43 months
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 35.09
Ranges Of Exercise Prices 35.09 - 40.88 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges Of Exercise Prices	$ 40.88